Document and Entity Information	Dec. 02, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	AMERCO
Entity Central Index Key	0000004457
Entity Emerging Growth Company	false
Trading Symbol	UHAL
Document Type	8-K
Document Period End Date	Dec. 02, 2021
Amendment Flag	false
Entity File Number	001-11255
Entity Tax Identification Number	88-0106815
Entity address, address line one	5555 Kietzke Lane
Entity address, address line two	Ste. 100
Entity address, City or Town	Reno
Entity address, State or Province	NV
Entity address, postal zip code	89511
City Area Code	775
Local Phone Number	668-6300
Entity Incorporation, State or Country Code	NV
Title of 12(b) Security	Common Stock , $0.25 par value
Security Exchange Name	NASDAQ
Written Commuications	false
Soliciting Material	false
Pre Commencement Tender offer	false
Pre Commencement Issuer Tender Offer	false